Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Schedule of Detailed Information About Cash and Cash Equivalents
	2021	2020
	(in thousands)
	£	£
Cash and cash equivalents	60,264	87,356